CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Revenues:
Products	$ 12,375		$ 20,927	$ 20,443
Services	2,489		1,554	1,318
Total revenues	14,864		22,481	21,761
Cost of revenues:
Products	11,139		15,124	16,487
Services	1,152		820	673
Total cost of revenues	12,291		15,944	17,160
Gross profit	2,573		6,537	4,601
Operating costs and expenses:
Research and development, net	693		789	1,459
Marketing and selling	2,358		2,392	1,959
General and administrative	1,858		$ 1,901	$ 1,919
Goodwill impairment	587	[1]
Total operating costs and expenses	5,496		$ 5,082	$ 5,337
Operating income (loss)	(2,923)		1,455	(736)
Amortization of shareholders' convertible loans discount and beneficial conversion feature	2,684		43	489
Other financial expenses, net	890		1,211	1,418
Total financial expenses, net (Note 14)	3,574		1,254	1,907
Net income (loss)	(6,497)		201	(2,643)
Less: Net income (loss) attributable to non-controlling interest	(36)		(7)	(8)
Net income (loss) attributable to RADA Electronic Industries' shareholders	$ (6,461)		$ 208	$ (2,635)
Net income (loss) per share attributable to RADA Electronic Industries' shareholders:
Basic and diluted net income (loss) per Ordinary share	$ (0.54)		$ 0.02	$ (0.30)
Weighted average number of Ordinary shares used for computing basic and diluted net income (loss) per share	11,904,088		8,944,803	8,918,647

[1]	During the fourth quarter of 2015, the Company determined that sufficient indicators of potential impairment existed which require goodwill impairment analysis. These indicators included the trading value of the Company's stock at the time of the impairment test, coupled with existing market conditions and business trends. Based on the step one and step two analyses, the Company recorded goodwill impairment charge in 2015, in the amount of $587.